Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsidiaries

(a) Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

When the Group loses control of a subsidiary, it derecognizes the assets and liabilities of the subsidiary and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in that former subsidiary is measured at fair value when control is lost.

In the Company’s statement of financial position, an investment in a subsidiary is accounted for using the equity method. It is initially recognized at cost, which includes transaction costs. Subsequently, the Company’s statement of financial position includes the Company’s share of the profit or loss and other comprehensive income (“OCI”) of the subsidiary, until the date on which the control is lost.

When the Company’s share of losses exceeds its interest in the subsidiary, the Company’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the subsidiary. For this purpose, the Company’s interest is the carrying amount of the investment under the equity method, together with any other long-term interests that in substance form part of the Company’s net investment in the subsidiary, after applying the ECL model to such other long-term interests where applicable (see Note 2(h)(i)).

Business combination

(b) Business combination

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see Note 2(c)). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Goodwill	(c) Goodwill Goodwill arising on acquisition of businesses is measured at cost less accumulated impairment losses and is tested annually for impairment (see Note 2(h)(ii)).
Property and equipment

(d) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses (see Note 2(h)(ii)).

Gains or losses arising from the retirement or disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

Depreciation is calculated to write-off the cost of items of property and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

–Leasehold improvement	Over the shorter of the useful lives of the assets or lease terms of the associated properties
–Machinery	3–5 years
–Motor vehicles	1–5 years
–Office equipment and electronic equipment	3–5 years

Depreciation methods, useful lives and residual values are reviewed annually and adjusted if appropriate.

Leased assets

(e) Leased assets

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. This is the case if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

As a lessee

Where the contract contains lease component(s) and non-lease component(s), the Group has elected not to separate non-lease components and accounts for each lease component and any associated non-lease components as a single lease component for all leases.

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value assets. When the Group enters into a lease in respect of a low-value asset, the Group decides whether to capitalize the lease on a lease-by-lease basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.

Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and hence are charged to profit or loss in the accounting period in which they are incurred.

The right-of-use asset recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. Where applicable, the cost of the right-of-use assets also includes an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, discounted to their present value, less any lease incentives received. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses (see Note 2(h)(ii)). Depreciation is calculated to write-off the cost using the straight-line method over their estimated useful lives using shorter of the useful lives of the underlying assets or lease terms.

The initial fair value of refundable rental deposits is accounted for separately from the right-of-use assets in accordance with the accounting policy applicable to investments in debt securities carried at amortized cost. Any difference between the initial fair value and the nominal value of the deposits is accounted for as additional lease payments made and is included in the cost of right-of-use assets.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or there is a change arising from the reassessment of whether the Group will be reasonably certain to exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The lease liability is also remeasured when there is a change in the scope of a lease or the consideration for a lease that is not originally provided for in the lease contract that is not accounted for as a separate lease. In this case the lease liability is remeasured based on the revised lease payments and lease term using a revised discount rate at the effective date of the modification.

In the consolidated statements of financial position, the current portion of long-term lease liabilities is determined as the present value of contractual payments that are due to be settled within twelve months after the years presented. The Group presents right-of-use assets and lease liabilities separately in the consolidated statements of financial position.

Intangible assets (other than goodwill)

(f) Intangible assets (other than goodwill)

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the resulting asset. Otherwise, it is recognized in profit or loss as incurred. Capitalized development expenditure is subsequently measured at cost less accumulated amortization and any accumulated impairment losses.

Other intangible assets, including patents and software, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses (see Note 2(h)(ii)). Expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, if any, and is generally recognized in profit or loss.

The estimated useful lives for the current and comparative periods are as follows:

–Software	5–10 years
–Patent	8 years

Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate.

The useful life of patent is determined based on the period of validity of patent protected by the relevant laws after considering the period of the economic benefits to the Group, technical obsolescence and estimates of useful lives of similar assets.

Other investments in securities

(g) Other investments in securities

The Group’s policies for investments in securities, other than investments in subsidiaries, are set out below.

The investments are initially stated at fair value plus directly attributable transaction costs, except for those investments measured at FVTPL for which transaction costs are recognized directly in profit or loss. These investments are subsequently accounted for as follows, depending on their classification:

(i) Non-equity investments

Non-equity investments held by the Group are investments in certain wealth management products managed by the banks that do not meet the criteria for being measured at amortized cost or FVOCI (recycling) and are classified into FVTPL. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Changes in the fair value of the investments are recognized in profit or loss as “fair value changes of financial assets at FVTPL”.

(ii) Equity investments

An investment in equity securities is classified as financial assets at FVTPL, unless the investment is not held for trading purposes and on initial recognition the Group makes an irrevocable election to designate the investment at FVOCI (non-recycling) such that subsequent changes in fair value are recognized in OCI. Such elections are made on an instrument-by-instrument basis, but may only be made if the investment meets the definition of equity from the issuer’s perspective. If such election is made for a particular investment, at the time of disposal, the amount accumulated in the fair value reserve (non-recycling) is transferred to retained earnings and not recycled through profit or loss. Dividends from an investment in equity securities, irrespective of whether classified as at FVTPL or FVOCI, are recognized in profit or loss.

Credit losses and impairment of assets

(h) Credit losses and impairment of assets

(i) Credit losses from financial instruments and contract assets

The Group recognizes a loss allowance for expected credit losses (“ECLs”) on financial assets measured at amortized cost (including cash, cash equivalents, restricted cash, time deposits, trade receivables, amount due from related parties, receivables from payments made on behalf of customers, receivables from loans to employees and other receivables) and contract assets.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls between the contractual and expected amounts.

The expected cash shortfalls are discounted using the following rates if the effect is material:

●	fixed-rate financial assets: trade receivables, amount due from related parties, receivables from payments made on behalf of customers, receivables from loans to employees, other receivables and contract assets: effective interest rate determined at initial recognition or an approximation thereof;
●	variable-rate financial assets: current effective interest rate;

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are measured on either of the following bases:

–12-month ECLs:

these are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months); and

–lifetime ECLs:	these are the ECLs that result from all possible default events over the expected lives of the items to which the ECL model applies.

The Group measures loss allowances at an amount equal to lifetime ECLs except for the following, which are measured at 12-months ECLs:

●	financial instruments that are determined to have low credit risk at the reporting date; and
●	other financial instruments for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables and contract assets are always measured at an amount equal to lifetime ECLs.

Significant increases in credit risk

When determining whether the credit risk of a financial has increased significantly since initial recognition and when measuring ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:

●	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
●	the financial asset is 90 days past due.

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss. The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Credit-impaired financial assets

At each reporting date, the Group assesses whether a financial asset is credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:

●	significant financial difficulties of the debtor;
●	a breach of contract, such as a default or past due event;
●	it is probable that the debtor will enter bankruptcy or other financial reorganization; or
●	the disappearance of an active market for a security because of financial difficulties of the issuer.

Write-off policy

The gross carrying amount of a financial asset or contract asset is written off to the extent that there is no realistic prospect of recovery. This is generally the case when the asset becomes past due or when the Group otherwise determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(ii) Impairment of other non-current assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGU”s). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the resulting carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Inventories

(i) Inventories

Inventories are assets which are held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services.

Inventories are carried at the lower of cost and net realisable value. Cost is calculated using the weighted average cost method and comprises the purchase cost of goods after deducting discounts from suppliers. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated cost necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as cost of revenue in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realisable value and all losses of inventories are recognized as cost of revenue in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as cost of revenue in the period in which the reversal occurs.

Restricted cash

(j) Restricted cash

Bank balances that are restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated statements of financial position.

The Group’s restricted cash includes secured deposit held in designated bank accounts for the payment of the rentals and credit card.

Cash, cash equivalents and time deposits

(k) Cash, cash equivalents and time deposits

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition.

Time deposits, which mature within one year at the end of each reporting period, represent interest-bearing certificates of deposits placed with banks and other financial institutions with original maturities of more than three months.

Cash, cash equivalents and time deposits are assessed for ECL in accordance with the policy set out in Note 2(h)(i).

Trade and other receivables

(l) Trade and other receivables

A receivable is recognized when the Group has an unconditional right to receive consideration and only the passage of time is required before payment of that consideration is due.

Trade receivables that do not contain a significant financing component are initially measured at their transaction price. Trade receivables that contain a significant financing component and other receivables are initially measured at fair value plus transaction costs. All receivables are subsequently stated at amortized cost (see Note 2(h)(i)).

Trade and other payables

(m) Trade and other payables

Trade and other payables are initially recognized at fair value. Subsequently to initial recognition, trade and other payables are stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at invoice amounts.

Interest-bearing bank loans

(n) Interest-bearing bank loans

Interest-bearing bank loans are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing bank loans are stated at amortized cost using the effective interest method. Interest expense is recognized in accordance with the Group’s accounting policy for borrowing costs (see Note 2(aa)).

Contract assets and contract liabilities

(o) Contract assets and contract liabilities

A contract asset is recognized when the Group recognizes revenue (see Note 2(x)) before being unconditionally entitled to the consideration under the terms set out in the contract. Contract assets are assessed for ECLs (see Note 2(h)(i)) and are reclassified to receivables when the right to the consideration becomes unconditional (see Note 2(l)).

A contract liability is recognized when the customer pays non-refundable consideration before the Group recognizes the related revenue (see Note 2(x)). A contract liability is also recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such latter cases, a corresponding receivable is also recognized (see Note 2(l)).

When the contract includes a significant financing component, the contract balance includes interest accrued under the effective interest method (see Note 2(bb)).

Ordinary shares and non-redeemable preferred shares

(p) Ordinary shares and non-redeemable preferred shares

Ordinary shares and non-redeemable preferred shares are classified as equity, because they bear discretionary dividends, do not contain any obligations to deliver cash or other financial assets and do not require settlement in a variable number of the Group’s equity instruments. Preferred shares and other financial instruments subject to redemption and other preferential rights are classified as liabilities (see Note 2(q)).

Preferred shares and other financial instruments subject to redemption and other preferential rights

(q) Preferred shares and other financial instruments subject to redemption and other preferential rights

(i) Convertible redeemable preferred shares

The redemption features in the preferred shares give rise to financial liabilities as under these features, the preferred shares are redeemable in cash at the option of the shareholders in case of the occurrence of triggering events that are beyond the control of the Company and the holders of the preferred shares.

The liabilities resulting from these contingent redemption obligations are measured at the present value of the redemption amount. When there are different possible redemption scenarios with different present values of the redemption amounts, the carrying amount of the liabilities are measured at the highest present value of redemption amount that could be triggered by the contingent redemption events. Under the “worst case” approach, the changes in the carrying amount of the liabilities are recognized in profit or loss.

If the preferred shares are converted into ordinary shares, the carrying amount of the financial liabilities is transferred to share capital and share premium.

(ii) Other financial instruments subject to redemption and other preferential rights

The Group enters into a series of agreements with certain investors, under which the Group and the investors commit to issue/subscribe for the convertible redeemable preferred shares upon the occurrence of specified contingent events (i.e. obtaining regulator’s approval and completion of the foreign exchange registration procedures for the overseas direct investments (“ODI”)). The investors have paid the subscription price upfront upon signing the agreements. Such commitments to issue/subscribe for the convertible redeemable preferred shares are referred as the other financial instruments subject to redemption and other preferential rights (the “other financial instruments”). The convertible redeemable preferred shares would give rise to financial liabilities as mentioned in Note 2(q)(i) above, when they are issued. As the issuance of the convertible redeemable preferred shares is conditional on the occurrence of the specified contingent events that are beyond the control of both the Group and counterparties, the Group recognizes such financial instruments as financial liabilities.

These liabilities are measured at the present value of the redemption amount in accordance with Note 2(q)(i). Any changes in the carrying amount of these financial instruments issued to investors are recorded in profit or loss as “changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights”.

The Group classifies the preferred shares and other financial instruments subject to redemption and other preferential rights as current liabilities, as these preferred shares and other financial instruments may be converted into ordinary shares at the option of the holders at any time and the conversion feature does not meet the definition of an equity instrument.

Treasury shares

(r) Treasury shares

When ordinary shares and preferred shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are presented as treasury shares included within equity. When those shares are subsequently cancelled or retired, the treasury share would be adjusted by an amount that corresponds to the sum of the par value and the share premium amounts of the shares so cancelled or retired. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Financial liabilities measured at FVTPL

(s) Financial liabilities measured at FVTPL

Warrant liabilities arise from the warrants granted by the Group under which the holders have the rights to subscribe for the Group’s preferred shares at a predetermined price during a specific period. Warrant liabilities are measured at fair value, with changes in fair value recognized in profit or loss.

Put option liabilities

(t) Put option liabilities

Put option liabilities represent the present value of liabilities in relation to put options granted to non-controlling shareholders of the Group’s subsidiary. Under the put option clauses, the non-controlling shareholders have right to sell their equity interest to the subsidiary at a pre-agreed price on the occurrence of some certain events that are beyond the Group’s control.

Employee benefits

(u) Employee benefits

(i) Short-term employee benefits

Salaries, annual bonuses, paid annual leave and the cost of non-monetary benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

(ii) Contributions to defined contribution plans

Pursuant to the relevant laws and regulations of the PRC, the Group’s subsidiaries in Chinese Mainland participate in a defined contribution basic pension insurance in the social insurance system established and managed by government organizations. The Group makes contributions to basic pension insurance plans based on the applicable benchmarks and rates stipulated by the government. Basic pension insurance contributions are recognized as part of the cost of assets or charged to profit or loss as the related services are rendered by the employees.

(iii) Share-based compensation

The Company operates a share incentive plan for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors) of the Group receive remuneration in the form of share-based awards, whereby employees render services as consideration for equity instruments (“share-based compensation”).

For share-based compensation expenses, the fair value of share-based awards granted to employees is recognized as an employee cost with a corresponding increase in a share-based compensation reserve within equity. The fair value is measured at grant date using the binomial options pricing model, taking into account the terms and conditions upon which the share-based awards were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the share-based awards, the total estimated fair value of the share-based awards is spread over the vesting period, taking into account the probability that the share-based awards will vest.

During the vesting period, the number of share-based awards that is expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year of the review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the equity-settled share-based compensation reserve. On vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share-based awards that vest (with a corresponding adjustment to the share-based compensation reserve).

If the Company repurchases vested share-based awards, the payment made to the employee shall be accounted for as a deduction from equity, except to the extent that the payment exceeds the fair value of the share-based awards repurchased, measured at the repurchase date. Any such excess shall be recognized as an expense.

(iv) Termination benefits

Termination benefits are recognized when the Group can no longer withdraw the offer of those benefits.

Income tax

(v) Income tax

Income tax expense comprises current tax and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

Current tax comprises the estimated tax payable or receivable on the taxable income or loss for the year and any adjustments to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects any uncertainty related to income taxes. It is measured using tax rates enacted or substantively enacted at the reporting date.

Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;
●	temporary differences related to investment in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future;
●	taxable temporary differences arising on the initial recognition of goodwill; and
●	those related to the income taxes arising from tax laws enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development.

The Group recognized deferred tax assets and deferred tax liabilities separately in relation to its lease liabilities and right-of-use assets.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves.

Provisions and contingent liabilities

(w) Provisions and contingent liabilities

Provisions are recognized when the Group has a legal or constructive obligation as a result of past events; it is probable that an outflow of economic benefits will be required to settle the obligation; and the amount has been reliably estimated. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Where some of the expenditure required to settle a provision is expected to be reimbursed by another party, a separate asset is recognized of any expected reimbursement that would be virtually certain. The amount recognized for the reimbursement is limited to the carrying amount of the provision.

Revenue and other income

(x) Revenue and other income

Income is classified by the Group as revenue when it arises from the sale of goods or the provision of services from contracts with customers.

Revenue is recognized when control over a good or service is transferred to the customer, at the amount of promised consideration to which the Group is expected to be entitled, excluding those amounts collected on behalf of third parties. Revenue excludes value-added tax (“VAT”) or other sales taxes and is after deduction of any trade discounts.

Control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides the benefits received and consumed simultaneously by the customer;
●	creates or enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the performance by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods or services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates the transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the observable prices charged to customers when the Group sells that good or service separately. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of information. Assumptions and estimations have been made in estimating the standalone selling price, and changes in those assumptions and estimates may impact the revenue recognition.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer and that right is conditional on something other than the passage of time. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The Group allows customers return goods only when the goods are defective.

The Group has taken advantage of the practical expedient and does not adjust the consideration for the effects of any significant financing component if the expected period of financing is 12 months or less. The contracts with customers generally do not include significant financing components or variable consideration.

Warranty obligations

The Group provides customers with a standard warranty of three to five years that covers fixing of defects and hardware component failures to ensure that the autonomous driving vehicles will function in accordance with the agreed-upon specifications. The Group assessed that this standard warranty is an assurance type warranty. In addition, subject to the product liability related laws and regulations in the jurisdictions where the Group’s products and services are offered, the Group is obliged to pay compensation if its products cause harm or damage. The Group accounts for such obligation and the standard warranty in accordance with Note 2(w).

The Group also offers an option to the customers to purchase a warranty for an extended period. The Group assessed such extended warranty is a service type warranty and accounts for it as a distinct performance obligation. Transaction price allocated to the extended warranty is recognized as revenue over the extended warranty period. See Note 2(x)(ii).

The Group generates revenue from (i) the sales of autonomous driving vehicles, primarily including robobuses, robotaxis and robosweepers, and related sensor suites; (ii) the provision of autonomous driving related operational and technical support services; and (iii) the provision of other technology services, including advanced driver-assistance system (“ADAS”) research and development (R&D) services, and intelligent data services.

Details of the Group’s accounting policies for revenue and other income sources are as follows:

(i) Sales of autonomous driving vehicles

The Group sells autonomous driving vehicles to customers with provision of landing deployment services to make the autonomous driving vehicles operational on the roads specified by the customers. Landing deployment services include setting-up vehicles with collected and labeled maps, performing road testing, adapting cloud service for autonomous functions to make the autonomous driving vehicles run on specific roads and reach the certain customer-specific technical metrics and autonomous functions.

The Group has determined that the autonomous driving vehicles and the landing deployment services are highly interdependent and should therefore be combined as a single performance obligation. In this connection, the Group’s contractual promise to customers of autonomous driving vehicles is to sell specialized autonomous driving vehicles that are optimized to provide public transportation service on specific roads meeting the customers’ specifications. Without the landing deployment services, autonomous driving vehicles cannot be operated on the specific roads and reach the required technical metrics and autonomous functions designated by the customers and the Group will not be able to fulfil its promise in the contracts. Given that autonomous driving technology is an emerging technology and is characterized by a significant number of technical challenges and uncertainties, some of these are customer-specific, the performance risk of delivering autonomous driving vehicles is inseparable from the completion of the landing deployment service depending various road conditions and level of consumer acceptance. Accordingly, the benefit obtained by the customers from the autonomous driving vehicles is highly dependent on the successful completion of the landing deployment services by the Group, and the Group has combined autonomous driving vehicles and landing deployment services are accounted for as a single performance obligation. Revenue is recognized at a point in time when the autonomous driving vehicles have been accepted by the customers upon the completion of the landing deployment services by the Group.

The Group assesses that it has obtained control over the vehicles manufactured by its OEM partners once the vehicles are delivered to and accepted by the Group. Specifically, from that point of time, the Group has the ability to direct the use of the vehicles, including installing the Group’s autonomous driving sensor suites onto the vehicles and then selling the vehicles to another party (i.e. the Group’s customers) as the Group decides, and thereby obtaining substantially all of the remaining benefits from the vehicles via such sales. In addition, the sale of the vehicles and the provision of the landing deployment services have been combined as a single performance obligation, which means that the Group combines the vehicles manufactured by its OEM partners with its landing deployment service to produce specialized and optimized vehicles that can run on specific roads and reach the required technical metrics and autonomous functions specified by customers. As such, the Group had determined that it is a principal for the sales of autonomous driving vehicles.

The Group sells sensor suites that combine software and hardware and can be directly applied in a wide range of vehicles. Revenue from the sales of sensor suites is recognized generally at a point in time when the products are delivered to and are accepted by customers. Prior to 2023, when the Group had a right to repurchase sensor suites from the customer, the Group did not recognize revenue until the repurchase right no longer existed, which was generally the point in time when the customer consumed or resold the products to another party.

(ii) Autonomous driving related operational and technical support services

The Group provides optional operational assistance services to assist the customers in operating the autonomous driving vehicles for a specified period after acceptance, extended warranty of maintenance services and technical support services to enhance the autonomous driving functions based on the customer’s specifications. These optional services are accounted for as separate performance obligations. Revenue from the provision of these optional services is recognized over the service period, which vary from several months to three years, using an input method.

In some circumstances, the Group also provides autonomous driving related technical support services based on customer’s request. Revenue from the provision of technical support services is recognized over the service period, which generally vary from several months to three years, using an input method.

(iii) Other technology services

ADAS R&D services

Commencing in 2022, the Group provides customized ADAS R&D services for automotive customers based on automotive customers’ specific requirement. Revenue from the provision of these services is recognized over time since the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. Such revenue is recognized by measuring the progress towards complete satisfaction of the performance obligation using input method, which is based on the proportion of the costs incurred for the work performed to date relative to the estimated total costs to complete the contract.

Generally, the Group’s contracts with its customers do not include any variable consideration. One exception is for the contract in relation to the ADAS R&D services, under which the Group is entitled to royalties from the customer based on the amount of actual sales made by that customer above a minimum sales threshold. The Group estimates the amount of royalties using the most likely amount method and includes the estimated amount in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the royalties is subsequently resolved. Based on the Group’s estimate, no revenue has been recognized in relation to such variable consideration for the years presented due to the uncertainty to achieve the minimum sales threshold. At the end of each subsequent reporting period, the Group updates the estimate and therefore the transaction price accordingly.

Intelligent data services

Commencing in 2024, the Group provides customized intelligent data services for customers based on their business needs. Revenue from the provision of these services is recognized over time since the customers simultaneously receive and consume the benefits as the Group performs. Such revenue is recognized by measuring the progress towards complete satisfaction of the performance obligation using input method, which is based on the proportion of the costs incurred for the work performed to date relative to the estimated total costs to complete the contract.

To some extent, the Group arranges such services where it assists its customers in finding a provider to complete such services requested by the customers. The Group concludes that it acts as an agent in these transactions as it is not responsible for fulfilling the promise to provide such services, nor does the Group have the ability to control the related services. The Group earns a service fee, which is the difference between the amount paid by the customers to the Group and the amount paid to the service provider by the Group. Receivables from payments made on behalf of customers represented the amount paid to service provider in advance by the Group on behalf of its customers, see Note 18.

(iv) Government grants

Government grants are recognized in the statement of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

Foreign currency translation

(y) Foreign currency translation

Foreign currency transactions during the year are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the years presented. Exchange gains and losses are recognized in profit or loss and presented outside the operating results in the consolidated statements of profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary assets or liabilities. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was measured.

The results of foreign operations are translated into RMB at the average exchange rates for the period. Statement of financial position items are translated into RMB at the foreign exchange rates at the end of the years presented. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the translation reserve.

On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

Research and development expenses

(z) Research and development expenses

Research and development expenses are expensed as incurred. Research and development costs consist primarily of personnel-related expenses associated with engineering personnel and consultants responsible for the design, development and testing of the Group’s autonomous driving technology platform and autonomous driving vehicles, depreciation of equipment used in research and development and allocated overhead costs.

The Group determined that the expenditure on development activities incurred during the years presented did not meet the capitalization criteria, because, among others, the Group cannot demonstrate, at the time when the development expenditure was incurred, the development activities would generate probable future economic benefits.

Autonomous driving technology is an emerging technology and has potential to be applied in a wide range of different use cases. The Group faces significant challenges and uncertainty as to whether it can successfully develop and, more importantly, commercialize its autonomous driving technology platform and autonomous driving vehicles, due to expectations for better-than-human driving performance, considerable capital requirements, long lead time in development, specialized skills and expertise requirements of personnel, inconsistent and evolving regulatory frameworks, a need to build public trust and brand image and real-world operation of an entirely new technology. While certain autonomous driving use cases are already in the early stages of commercialization and the Group started to generate revenue since 2020, as the Group’s development activities moved on to cater for more challenging use cases involving more complex road conditions, the level of uncertainties from the above sources remain high. As such, the Group cannot demonstrate these activities would generate probable future economic benefits.

Borrowing costs	(aa) Borrowing costs Borrowing costs are expensed in which they are incurred.
Interest income	(bb) Interest income Interest income is recognized using the effective interest method and presented outside the operating results in the consolidated statements of profit or loss.
Segment reporting

(cc) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers, who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as the executive directors of the Company, who review the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.

For the purpose of internal reporting and management’s operation review, the chief operating decision-makers and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses incurred in the PRC, no geographical segments are presented.

Related parties

(dd) Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or the Group’s parent.
(b)	An entity is related to the Group if any of the following conditions applies:
(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	Both entities are joint ventures of the same third party.
(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.
(vi)	The entity is controlled or jointly controlled by a person identified in (a).
(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.